Commitments and Contingencies	9 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitments and Contingencies
Legal proceedings
On September 5, 2013, HPIP, our General Partner and the Partnership were named as defendants in an action filed by AIM challenging the Equity Restructuring. AIM Midstream Holdings, LLC v. High Point Infrastructure Partners, LLC, American Midstream GP, LLC and American Midstream Partners, LP (Civil Action No. 8803-VCP) was filed in the Court of Chancery of the State of Delaware. Among claims against the other parties to the litigation, the action asserts a claim of tortuous interference with contract against the Partnership and seeks either rescission of the Equity Restructuring Agreement or, in the alternative, monetary damages. While we cannot predict the ultimate outcome of this litigation, we do not believe it will be material to our operations or financial results.
Environmental matters
We are subject to federal and state laws and regulations relating to the protection of the environment. Environmental risk is inherent to natural gas pipeline and processing operations, and we could, at times, be subject to environmental cleanup and enforcement actions. We attempt to manage this environmental risk through appropriate environmental policies and practices to minimize any impact our operations may have on the environment.
Commitments and contractual obligations
Future non-cancelable commitments related to certain contractual obligations as of September 30, 2013 are presented below (in thousands):

	Payments Due by Period
	Total	2013	2014	2015	2016	2017	Thereafter
Operating leases and service contracts (a)	$4,282	$154	$793	$762	$531	$506	$1,536
Asset retirement obligations	34,440	—	—	—	7,867	—	26,573
Total	$38,722	$154	$793	$762	$8,398	$506	$28,109

(a) Operating leases and service contracts have been reduced by total minimum sublease rentals of $0.2 million due in the future under non-cancelable subleases.
Total expenses related to operating leases, asset retirement obligations, land site leases and right-of-way agreements were (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Operating leases	$357	$254	$841	$692
Asset retirement obligation	191	10	358	23
	$548	$264	$1,199	$715